Stock-Based Compensation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 August 16, 2010 [Member]	Dec. 31, 2011 September 13, 2010 [Member]	Dec. 31, 2011 September 13, 2010 [Member] Minimum [Member]	Dec. 31, 2011 September 13, 2010 [Member] Maximum [Member]	Dec. 31, 2011 December 6, 2010 [Member]	Dec. 31, 2011 December 6, 2010 [Member] Minimum [Member]	Dec. 31, 2011 December 6, 2010 [Member] Maximum [Member]	Dec. 31, 2011 July 5, 2011 [Member]	Dec. 31, 2011 October 4, 2011, Company granted an option to purchase 600,000 shares [Member]	Dec. 31, 2011 October 4, 2011, Company granted an option to purchase 150,000 shares [Member]	Dec. 31, 2011 October 4, 2011, Company granted an option to purchase 50,000 shares [Member]	Dec. 31, 2011 October 21, 2011 [Member]	Dec. 31, 2011 October 27, 2011, Company granted an option to purchase 500,000 shares [Member]	Dec. 31, 2011 October 27, 2011, Company granted an option to purchase 100,000 shares [Member]	Dec. 31, 2011 November 7, 2011 [Member]	Dec. 31, 2011 December 9, 2011 [Member]
Weighted average assumptions used to estimate fair value of options granted
Expected life of option	6 years 18 days	5 years		1 year	2 years		1 year	2 years	5 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	6 years
Expected volatility:	301.48%	282.30%	284.86%			283.93%			230.40%	197.00%	197.00%	197.00%	197.00%	197.80%	197.80%	198.30%	187.50%
Risk free interest rate:	1.00%	0.11%	0.17%			1.53%			1.70%	1.80%	1.80%	1.80%	2.23%	2.42%	2.42%	2.04%	2.07%
Expected dividend yield	0.00%	0.00%	0.00%			0.00%			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%